Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Net profit	¥ 772,877	¥ 265,496
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	52,952	10,356
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	623,850	(291,120)
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	711	2,747
Share of other comprehensive income (loss) of associates and joint ventures	2,374	675
Income tax relating to items that will not be reclassified	(211,131)	83,756
Total items that will not be reclassified to profit or loss, net of tax	468,756	(193,586)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	115,212	303,502
Reclassification adjustments for (gains) losses included in net profit, before tax	(28,382)	(50,202)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	(53,905)	(125,705)
Reclassification adjustments for (gains) losses included in net profit, before tax	39,944	0
Share of other comprehensive income (loss) of associates and joint ventures	(38,535)	45,804
Income tax relating to items that may be reclassified	(31,379)	(77,513)
Total items that may be reclassified subsequently to profit or loss, net of tax	2,955	95,886
Other comprehensive income (loss), net of tax	471,711	(97,700)
Total comprehensive income	1,244,588	167,796
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	1,214,532	152,920
Non-controlling interests	8,457	1,722
Other equity instruments holders	¥ 21,599	¥ 13,154